Dispositions, Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Dispositions, Assets Held for Sale and Discontinued Operations (Tables) [Abstract]
Summary of real property disposition activity
	Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010
Real property dispositions:
Seniors housing triple-net	$372,378	$150,755	$170,290
Medical facilities	149,344	35,295	14,092
Total dispositions	521,722	186,050	184,382
Add: Gain (loss) on sales of real property, net	100,549	61,160	36,115
Seller financing on sales of real property	(12,000)	0	(1,470)
Proceeds from real property sales	$610,271	$247,210	$219,027

Reclassification impact as result of classifying properties as discontinued operations
	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$83,342	$111,626	$126,816
Expenses:
Interest expense	17,588	26,202	28,552
Property operating expenses	2,354	6,131	8,678
Provision for depreciation	19,314	31,338	38,987
Income (loss) from discontinued operations, net	$44,086	$47,955	$50,599